Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222692
Average Annual Return [Line Items]
Average Annual Return, Percent	11.92%	0.97%
Without Sales Load [Member] | C000222693
Average Annual Return [Line Items]
Average Annual Return, Percent	12.12%	1.11%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(3.78%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(3.78%)
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%	0.55%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%	0.55%